Initial Public Offering	12 Months Ended
Dec. 31, 2020
Initial Public Offering [Abstract]
Initial Public Offering
Note 4—Initial Public Offering
On July 30, 2019, the Company sold 30,000,000 Units at a price of $10.00 per Unit in the Public Offering. Each Unit consists of one share of Class A common stock and one-third
of one redeemable
warrant (each, a “Public Warrant” and together with the Private Placement Warrants, the “Warrants”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note
7
). Certain officers and directors of the Company purchased 200,000 (the “Affiliated Units”) of the 30,000,000 Units sold in the Public Offering for an aggregate purchase price of $2.0 million.
The Company granted the underwriters a
45-day
option from the date of the final prospectus relating to the Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Public Offering price, less underwriting discounts and commissions. On September 4, 2019, the underwriters partially exercised the over-allotment option and, on September 6, 2019, the underwriters purchased the Over-allotment Units, generating gross proceeds of approximately $14.1 million. The remaining over-allotment option subsequently expired.